BORROWINGS (Details) ¥ in Thousands, $ in Thousands		Sep. 30, 2018 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 CNY (¥)
Short-term Debt [Line Items]
Short-term borrowings		¥ 0	$ 0	¥ 15,000
Long-term borrowings		78,235		92,273
Current portion of long-term borrowings		78,235	$ 11,373	35,504
Non-current portion of long-term borrowings		0		56,769
Bank of Communications [Member]
Short-term Debt [Line Items]
Short-term borrowings		0		15,000
Shanghai Pudong Development Bank [Member]
Short-term Debt [Line Items]
Long-term borrowings		0		20,000
Beijing Agriculture Finance Leasing, LLC. [Member]
Short-term Debt [Line Items]
Long-term borrowings	[1]	¥ 78,235		¥ 72,273

[1]	Beijing Origin did not make any principal payments for the borrowing. Beijing Origin entered into negotiations with BAFL regarding modification of payment schedule. As of the date of this report, there is no formed agreements signed regarding modification of payment schedule. As of September 30, 2018, the Company reclassified the borrowing as current liability in consolidated balance sheets result from the default.